Employee Benefit Plan, Fair Value and NAV (Tables) - EBP Third Federal 401(k) Savings Plan - USD ($)	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024. Classification within the fair value hierarchy table is based on the lowest level of any input that is significant to the fair value measurement.

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Registered Investment Companies	$81,537,063	$—	$—	$81,537,063
Common Stocks	14,834,206	—	—	14,834,206
CD Portfolio	—	12,792,949	—	12,792,949
Total Assets in the Fair Value Hierarchy	$96,371,269	$12,792,949	$—	$109,164,218
Investments Measured at Net Asset Value	—	—	—	111,813,036
Total Investments at Fair Value	$96,371,269	$12,792,949	$—	$220,977,254

3.     Investments, Continued

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Registered Investment Companies	$70,887,863	$—	$—	$70,887,863
Common Stocks	14,362,161	—	—	14,362,161
CD Portfolio	—	13,148,328	—	13,148,328
Total Assets in the Fair Value Hierarchy	$85,250,024	$13,148,328	$—	$98,398,352
Investments Measured at Net Asset Value	—	—	—	101,352,124
Total Investments at Fair Value	$85,250,024	$13,148,328	$—	$199,750,476

The following tables summarize investments for which fair value is measured using the net asset value per share practical expedient as of December 31, 2025 and 2024, respectively. The investment option limits transfer activity. Once the number of allowed transfers is met, participants are not allowed to transfer back into an investment option which they have transferred out of until the holding period lapses (30 or 90 days depending on the investment).

Investments Measured Using the Net Asset Value per Share Practical Expedient at December 31, 2025
			Redemption
			Frequency
		Unfunded	(if currently	Redemption
	Fair Value	Commitments	eligible)	Notice Period
Pooled Separate Accounts	$111,813,036	$—	Daily	30 days

Investments Measured Using the Net Asset Value per Share Practical Expedient at December 31, 2024
			Redemption
			Frequency
		Unfunded	(if currently	Redemption
	Fair Value	Commitments	eligible)	Notice Period
Pooled Separate Accounts	$101,352,124	$—	Daily	30 days

EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	$ 220,977,254	$ 199,750,476
EBP, Investment, Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024. Classification within the fair value hierarchy table is based on the lowest level of any input that is significant to the fair value measurement.

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Registered Investment Companies	$81,537,063	$—	$—	$81,537,063
Common Stocks	14,834,206	—	—	14,834,206
CD Portfolio	—	12,792,949	—	12,792,949
Total Assets in the Fair Value Hierarchy	$96,371,269	$12,792,949	$—	$109,164,218
Investments Measured at Net Asset Value	—	—	—	111,813,036
Total Investments at Fair Value	$96,371,269	$12,792,949	$—	$220,977,254

3.     Investments, Continued

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Registered Investment Companies	$70,887,863	$—	$—	$70,887,863
Common Stocks	14,362,161	—	—	14,362,161
CD Portfolio	—	13,148,328	—	13,148,328
Total Assets in the Fair Value Hierarchy	$85,250,024	$13,148,328	$—	$98,398,352
Investments Measured at Net Asset Value	—	—	—	101,352,124
Total Investments at Fair Value	$85,250,024	$13,148,328	$—	$199,750,476

The following tables summarize investments for which fair value is measured using the net asset value per share practical expedient as of December 31, 2025 and 2024, respectively. The investment option limits transfer activity. Once the number of allowed transfers is met, participants are not allowed to transfer back into an investment option which they have transferred out of until the holding period lapses (30 or 90 days depending on the investment).

Investments Measured Using the Net Asset Value per Share Practical Expedient at December 31, 2025
			Redemption
			Frequency
		Unfunded	(if currently	Redemption
	Fair Value	Commitments	eligible)	Notice Period
Pooled Separate Accounts	$111,813,036	$—	Daily	30 days

Investments Measured Using the Net Asset Value per Share Practical Expedient at December 31, 2024
			Redemption
			Frequency
		Unfunded	(if currently	Redemption
	Fair Value	Commitments	eligible)	Notice Period
Pooled Separate Accounts	$101,352,124	$—	Daily	30 days

Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	$ 96,371,269	85,250,024
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	12,792,949	13,148,328
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
EBP, Pooled Separate Account
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	111,813,036	101,352,124
EBP, Fair Value, Investment, NAV, Unfunded Commitment	0	0
EBP, Pooled Separate Account | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
EBP, Pooled Separate Account | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
EBP, Pooled Separate Account | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	$ 14,834,206	$ 14,362,161